Loans and Allowance for Credit Losses - Disclosure of Loans Past Due But Not Impaired (Detail) - CAD ($) $ in Millions	Jan. 31, 2021	Oct. 31, 2020
Disclosure of loans that are either past due or impaired [line items]
Loans past due but not impaired	$ 2,489	$ 1,729
Retail [member]
Disclosure of loans that are either past due or impaired [line items]
Loans past due but not impaired	1,785	1,142
Wholesale [member]
Disclosure of loans that are either past due or impaired [line items]
Loans past due but not impaired	704	587
30 to 89 days [member]
Disclosure of loans that are either past due or impaired [line items]
Loans past due but not impaired	2,313	1,587
30 to 89 days [member] | Retail [member]
Disclosure of loans that are either past due or impaired [line items]
Loans past due but not impaired	1,620	1,013
30 to 89 days [member] | Wholesale [member]
Disclosure of loans that are either past due or impaired [line items]
Loans past due but not impaired	693	574
90 Days and Greater [member]
Disclosure of loans that are either past due or impaired [line items]
Loans past due but not impaired	176	142
90 Days and Greater [member] | Retail [member]
Disclosure of loans that are either past due or impaired [line items]
Loans past due but not impaired	165	129
90 Days and Greater [member] | Wholesale [member]
Disclosure of loans that are either past due or impaired [line items]
Loans past due but not impaired	$ 11	$ 13